Employees	12 Months Ended
Dec. 31, 2021
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Employees
8. Employees
The average monthly number of persons employed by the Company during the year was:

	Year ended December 31,
	2021	2020	2019
By activity:
Administrative	26	22	28
Research and development	19	17	18

Total	45	39	46

Total compensation costs for persons employed by the Company (including Directors) during the year was:

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Included in research and development expenses:
Salaries	4,126	3,046	2,824
Social security costs	402	397	110
Pension contributions	73	66	62
Share-based payment expenses	1,210	446	152
Included in administrative expenses:
Salaries	3,763	4,832	3,384
Social security costs	418	681	(124)
Pension contributions	99	89	114
Share-based payment expenses	2,092	1,112	1,485

Total	12,183	10,669	8,007

Total compensation costs for Directors during the year was:

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Salaries and fees	810	1,114	1,106
Benefits in kind	9	14	17
Pension contributions	58	61	25
Bonus	239	538	294

Total	1,116	1,727	1,442

During 2021, one Director was a member of a defined contribution pension scheme (2020: one, 2019: two). Further details concerning the remuneration of key management personnel can be found in Note 27.